Fair value of financial assets and liabilities - Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2024 USD ($)
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 19,203,177		₩ 23,996,172		$ 12,992,677
Loans and other financial assets at amortized cost		398,471,816	[1]	373,148,148	[1]	269,602,041
Deposits due to customers		366,821,156		357,784,297		$ 248,187,521
Borrowings		30,117,031		30,986,746
Debentures	[2]	48,207,103		41,239,245
Securities at amortized cost
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		19,146,951		23,664,726
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 19,203,177		₩ 23,996,172
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 3,242,384		₩ 2,361,627
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		15,894,576		21,303,099
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		9,991		0
Loans and other financial assets at amortized cost
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		401,144,172		374,116,725
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		₩ 398,471,816		₩ 373,148,148
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables		Risk-free market rate, credit spread and prepayment rate		Risk-free market rate, credit spread and prepayment rate
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		₩ 0		₩ 0
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		7,149,151		9,905,518
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		393,995,021		364,211,207
Deposits due to customers
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		367,128,451		360,186,521
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		₩ 366,821,156		₩ 357,784,297
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		₩ 0		₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		367,128,451		360,186,521
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		0		0
Borrowings
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		30,055,266		31,152,579
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		₩ 30,117,031		₩ 30,986,746
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		₩ 0		₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		29,622,705		31,065,237
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		432,561		87,342
Debentures
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		48,273,103		40,504,019
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		₩ 48,207,103		₩ 41,239,245
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		₩ 0		₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		48,273,103		40,504,019
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		0		0
Other financial liabilities
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		31,010,236	[3]	25,194,067	[4]
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 31,786,960	[3]	₩ 25,780,550	[4]
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 0	[3]	₩ 0	[4]
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		30,201,229	[3]	24,584,447	[4]
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 809,007	[3]	₩ 609,620	[4]

[1]	Cash and cash equivalents are not included.
[2]	Included debentures under fair value hedge amounting to and 3,943,224 million Won and 3,952,047 million Won as of December 31, 2023 and 2024 respectively. Also, debentures under cash flow hedge amounting to 932,392 million Won and 1,860,100 million Won are included as of December 31, 2023 and 2024 respectively.
[3]	Lease liabilities are excluded as of December 31, 2024.
[4]	Lease liabilities are excluded as of December 31, 2023.